UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Summer Street SUM0703 Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK

HONG KONG

Commercial Services & Supplies — 2.6%
China Everbright International, Ltd.	5,616,000	$7,334,080
Goldpac Group, Ltd.#	5,021,000	1,658,549

		8,992,629

Construction & Engineering — 1.4%
China State Construction International Holdings, Ltd.	2,906,000	4,695,408

Diversified Financial Services — 3.5%
Hong Kong Exchanges and Clearing, Ltd.	419,700	11,972,161

Diversified Telecommunication Services — 5.1%
China Unicom Hong Kong, Ltd.*	7,004,000	10,168,984
Hutchison Telecommunications Hong Kong Holdings, Ltd.(1)	5,868,000	2,253,875
PCCW Ltd.	8,623,000	4,857,686

		17,280,545

Electronic Equipment & Instruments — 2.1%
Digital China Holdings, Ltd.*(1)	7,444,000	4,889,249
Zhuzhou CRRC Times Electric Co., Ltd.	505,300	2,406,637

		7,295,886

Energy Equipment & Services — 0.6%
China Oilfield Services, Ltd.(1)	2,338,000	1,993,596

Food Products — 0.9%
China Mengniu Dairy Co., Ltd.	1,508,000	2,938,559

Hotels, Restaurants & Leisure — 1.1%
Sands China, Ltd.	810,800	3,763,051

Household Products — 0.5%
Vinda International Holdings, Ltd.(1)	984,000	1,856,996

Industrial Conglomerates — 3.3%
Beijing Enterprises Holdings, Ltd.	704,500	3,743,238
CK Hutchison Holdings, Ltd.	310,000	4,084,092

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2017 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)

HONG KONG (continued)

Industrial Conglomerates (continued)
Jardine Matheson Holdings, Ltd.	51,100		$3,260,691

			11,088,021

Internet Software & Services — 21.9%
Alibaba Group Holding, Ltd. ADR*(1)	164,519		25,492,219
Baidu Inc. ADR*	24,101		5,455,261
JD.com, Inc. ADR*	198,940		8,986,120
Tencent Holdings, Ltd.	760,900		30,531,276
YY Inc. ADR*	62,990		4,503,785

			74,968,661

Metals & Mining — 0.3%
Tiangong International Co., Ltd.	8,612,000		904,141

Oil, Gas & Consumable Fuels — 1.6%
CNOOC, Ltd.	4,815,000		5,387,982

Pharmaceuticals — 1.1%
CSPC Pharmaceutical Group, Ltd.	2,364,000		3,686,491

Real Estate Management & Development — 6.6%
China Overseas Land & Investment, Ltd.	1,516,000		5,143,556
Sun Hung Kai Properties, Ltd.	1,132,000		17,536,793

			22,680,349

Semiconductors & Semiconductor Equipment — 0.8%
Semiconductor Manufacturing International Corp.*(1)	2,470,900		2,720,646

Textiles, Apparel & Luxury Goods — 0.3%
Li & Fung, Ltd.(1)	3,128,000		1,145,384

Wireless Telecommunication Services — 2.2%
China Mobile, Ltd.	709,000		7,602,377

TOTAL HONG KONG — (Cost $150,545,847)		55.9%	190,972,883

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2017 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)

HONG KONG — “H” SHARES
Automobiles — 1.5%
Qingling Motors Co., Ltd.#	14,816,000		$4,988,903

Capital Markets — 1.1%
CITIC Securities Co., Ltd.	1,810,000		3,675,362

Commercial Banks — 8.4%
China Construction Bank Corp.	11,829,000		9,844,185
China Merchants Bank Co., Ltd.	5,723,500		18,832,726

			28,676,911

Independent Power Producers & Energy Traders — 1.0%
China Resources Power Holdings Co., Ltd.	1,778,000		3,391,848

Insurance — 4.1%
Ping An Insurance (Group) Company of China, Ltd.	1,911,000		14,178,573

Transportation Infrastructure — 1.0%
Qingdao Port International Co., Ltd. 144A	6,077,000		3,438,982

TOTAL HONG KONG — “H” SHARES — (Cost $45,676,182)		17.1%	58,350,579

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $196,222,029)		73.0%	249,323,462

TAIWAN
Computers & Peripherals — 3.0%
Advantech Co., Ltd.	774,199		5,858,637
Primax Electronics, Ltd.(1)	1,985,000		4,338,726

			10,197,363

Diversified Financial Services — 1.3%
Fubon Financial Holdings Co., Ltd.	2,805,000		4,356,759

Diversified Telecommunication Services — 0.8%
Chunghwa Telecom Co., Ltd.	846,000		2,857,777

Electronic Equipment & Instruments — 7.7%
Delta Electronics, Inc.(1)	1,274,359		6,773,679
Hon Hai Precision Industry Co., Ltd.	2,537,100		9,872,638

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2017 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)

TAIWAN (continued)
Electronic Equipment & Instruments (continued)
Largan Precision Co., Ltd.	54,000		$9,853,786

			26,500,103

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	2,880,000		4,692,620

Machinery — 1.0%
King Slide Works Co., Ltd.	239,000		3,359,954

Semiconductors & Semiconductor Equipment — 9.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,341,000		30,837,194

TOTAL TAIWAN — (Cost $50,596,244)		24.2%	82,801,770

TOTAL COMMON STOCK — (Cost $246,818,273)		97.2%	332,125,232

EQUITY-LINKED SECURITY

Hotels, Restaurants & Leisure — 0.8%
China CYTS Tours Holding Co., Ltd. Access Product (expiration 02/08/18) 144A (2) (Cost $2,785,230 )	888,827		2,773,140

COLLATERAL FOR SECURITIES ON LOAN — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,842,019 )	2,842,019		2,842,019

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2017 (unaudited)

	Face Amount
SHORT TERM INVESTMENT — 1.3%
Repurchase Agreement with Fixed Income Clearing Corporation, dated 07/31/17, 0.12%, due 08/01/17, proceeds $4,447,015; collateralized by U.S. Treasury Bond, 2.50%, due 05/15/46, valued at $4,540,178, including interest. (Cost $4,447,000 )	$4,447,000		4,447,000

TOTAL INVESTMENTS** — (Cost $256,892,522)		100.1%	342,187,391
OTHER ASSETS AND LIABILITIES		(0.1)%	(456,572)

NET ASSETS		100.0%	$341,730,819

*	Denotes non-income producing security.
#	Illiquid security.
(1)	Security (or a portion of the security) is on loan. As of July 31, 2017, the market value of the securities loaned was $13,312,999. The loaned securities were secured with cash collateral of $2,842,019 and non-cash collateral with a value of $11,164,798. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(2)	Equity linked securities issued by Citigroup Global Markets Holdings.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2017, these restricted securities amounted to $6,212,122, which represented 1.8% of total net assets.

ADR American Depositary Receipt

**	At July 31, 2017, the aggregate cost for Federal income tax purposes is substantially the same as the aggregate cost for book purposes. Because tax adjustments are calculated annually, the following does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Gross unrealized appreciation of investments was $104,331,080 which gross unrealized depreciation of investments was $19,036,211, resulting in net unrealized appreciation of investments of $85,294,869.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2017 (unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$332,125,232	$—	$—	$332,125,232
Equity-Linked Security	—	2,773,140	—	2,773,140
Collateral For Securities On Loan	2,842,019	—	—	2,842,019
Short Term Investment	—	4,447,000	—	4,447,000

TOTAL INVESTMENTS	$334,967,251	$7,220,140	$—	$342,187,391

*	Please refer to the Schedule of Investments for additional security details.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2017, there were no transfers between Level 1, 2 or 3.

See notes to schedule of investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	September 25, 2017

By:	/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date:	September 25, 2017